Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Jun. 30, 2014 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Jun. 30, 2014 Leasehold Improvements [Member] Minimum [Member]	Dec. 31, 2013 Leasehold Improvements [Member] Minimum [Member]	Jun. 30, 2014 Leasehold Improvements [Member] Maximum [Member]	Dec. 31, 2013 Leasehold Improvements [Member] Maximum [Member]	Jun. 30, 2014 Land and Building [Member]	Dec. 31, 2013 Land and Building [Member]
Property, Plant and Equipment [Line Items]
Equipment, vehicles, furniture and fixtures	$ 6,174	$ 4,109	$ 2,900
Land and building	2,928	2,949	2,483
Leasehold improvements	1,188	1,029	180
Construction in progress	581	996	1,477
System development cost	201	116
Property, Plant and Equipment, Gross	11,072	9,199	7,040
Less: accumulated depreciation	(2,004)	(1,342)	(870)
Property, Plant and Equipment, Net	$ 9,068	$ 7,857	$ 6,170
Property, Plant and Equipment, Useful Life				3 years	3 years	10 years	10 years	1 year	1 year	5 years	5 years	5 years	5 years